SHARE CAPITAL - Common and Preferred Share Capital (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of number of shares outstanding [abstract]
Repurchased	$ (17)
Share-based payment transactions	$ 47	$ 105
Common share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares, Beginning balance (in shares)	550	548
Share-based payment transactions (in shares)	0	2
Repurchased (in shares)	0
Number of shares, Ending balance (in shares)	550	550
Share capital, beginning balance	$ 15,644	$ 15,539
Repurchased	(13)
Share capital, ending balance	$ 15,678	15,644
Share-based payment transactions		$ 105
Preferred share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares, Beginning balance (in shares)	122	122
Issued, net of issue costs (in shares)	0	0
Number of shares, Ending balance (in shares)	105	122
Share capital, beginning balance	$ 2,946	$ 2,956
Part VI.1 tax	(9)	(10)
Share capital, ending balance	$ 2,517	$ 2,946
Series 11 preferred share
Reconciliation of number of shares outstanding [abstract]
Issued, net of issue costs (in shares)	(7)
Issued, net of issue costs (in shares)	$ (170)
Series 13 preferred share
Reconciliation of number of shares outstanding [abstract]
Issued, net of issue costs (in shares)	(10)
Issued, net of issue costs (in shares)	$ (250)